FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables present the investments of the Plan that are measured at fair value on a recurring basis at December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$21,349,186	$—	$—	$21,349,186
Marriott Company Stock Fund	4,057,218	—	—	4,057,218
Total assets in the fair value hierarchy	25,406,404	—	—	25,406,404
Investment measured at net asset value (a)				4,390,613
Total investments at fair value				$29,797,017

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$17,915,213	$—	$—	$17,915,213
Marriott Company Stock Fund	3,756,160	—	—	3,756,160
Total assets in the fair value hierarchy	21,671,373	—	—	21,671,373
Investment measured at net asset value (a)				3,565,605
Total investments at fair value				$25,236,978

(a)In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.
The following table summarizes investments for which fair value is measured using NAV per share practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan. As of December 31, 2025 and 2024, there were no unfunded commitments.
.

	December 31, 2025	December 31, 2024	Redemption Frequency	Redemption
	Fair Value	Fair Value	(if currently eligible)	Notice Period

Northern Trust Collective S&P 500 Index Fund - DC	$4,390,613	$3,565,605	Daily	12 Months